Derivative financial instruments	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Derivative financial instruments
Derivative financial instruments

Gold forwards

For the year ended December 31, 2018, the Company recorded an unrealized derivative gain of $5 million and a realized loss of $5 million in the Consolidated Statement of Operations on its gold forward contracts. As at December 31, 2018, the Company had delivered into all the remaining gold forward contracts and none remained outstanding.

Fuel derivatives

During the year ended December 31, 2019, the Company entered into additional series of forward contracts for the purchase of 24.9 million litres of gas oil and a series of collar contracts for the purchase of 37.4 million litres of fuel oil and 12.9 million litres of gas oil with scheduled settlement between August 2019 and October 2021. These derivative instruments were not designated as hedges by the Company and were recorded at FVTPL.

For the year ended December 31, 2019, the Company recorded an unrealized derivative gain of $1 million (2018 – loss of $9 million) and a realized derivative gain of $3 million (2018 - gain of $9 million) in the Consolidated Statement of Operations on these contracts.

The following is a summary, by maturity dates, of the Company’s fuel derivative contracts outstanding as at December 31, 2019:

	2020	2021	Total

Forward – fuel oil:
Litres (thousands)	16,438	—	16,438
Average strike price	$0.33	$—	$0.33

Forward – gas oil:
Litres (thousands)	21,908	1,717	23,625
Average strike price	$0.49	$0.49	$0.49

Forward – diesel:
Litres (thousands)	1,599	—	1,599
Average strike price	$0.57	$—	$0.57

Collars - fuel oil
Litres (thousand)	19,783	11,055	30,838
Average ceiling price	$0.26	$0.26	$0.26
Average floor price	$0.39	$0.39	$0.39

Collars - diesel
Litres (thousand)	6,439	6,439	12,878
Average ceiling price	$0.40	$0.40	$0.40
Average floor price	$0.57	$0.57	$0.57

The unrealized fair value of these contracts at December 31, 2019 was $(1) million.

Interest rate swaps

During the year ended December 31, 2016, the Company entered into a series of interest swaps with a notional amount of $100 million with settlements scheduled between September 2016 and May 2019. Under these contracts, the Company received a floating rate equal to the 3 month United States dollar LIBOR rate and paid a fixed rate of 1.04%. These derivative instruments were not designated as hedges by the Company and were recorded at FVTPL.

On January 24, 2019, the Company entered into a series of interest rate swaps with a notional amount of $125 million with settlements scheduled between April 2019 and July 2021. Under these contracts, the Company receives a floating rate equal to the 3 month United States dollar LIBOR rate and pays a fixed rate of between 2.36% and 2.67%. The new interest rate swaps cancelled the existing contracts and imbedded the positive unrealized fair value into the new series of contracts. The fair value of these contracts at December 31, 2019 was $(2) million. These derivative instruments were not designated as hedges by the Company and were recorded at FVTPL.